Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (104.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.5%)
Alphabet, Inc. - Class A *	38,275	5,777
Meta Platforms, Inc. - Class A	12,770	6,201

Total		11,978

Consumer Discretionary (12.8%)
Amazon.com, Inc. *	55,318	9,978
AutoZone, Inc. *	786	2,477
Lowe’s Companies, Inc.	16,456	4,192
Marriott International, Inc. - Class A	6,985	1,763
McDonald’s Corp.	11,884	3,351
The TJX Cos., Inc.	16,498	1,673

Total		23,434

Consumer Staples (1.2%)
Mondelez International, Inc.	32,684	2,288

Total		2,288

Energy (5.1%)
Baker Hughes Co.	105,282	3,527
ConocoPhillips	20,552	2,616
Exxon Mobil Corp.	26,720	3,106

Total		9,249

Financials (12.4%)
American Express Co.	16,399	3,734
Ameriprise Financial, Inc.	7,217	3,164
Corpay, Inc. *	3,958	1,221
Morgan Stanley	32,548	3,065
The Progressive Corp.	6,725	1,391
The Travelers Cos., Inc.	9,371	2,157

Common Stocks (104.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
U.S. Bancorp	66,183	2,958
Wells Fargo & Co.	84,636	4,905

Total		22,595

Health Care (14.7%)
AbbVie, Inc.	25,345	4,615
Biogen, Inc. *	3,837	827
Bristol-Myers Squibb Co.	46,109	2,500
Danaher Corp.	8,569	2,140
Eli Lilly & Co.	2,276	1,771
Medtronic PLC	21,709	1,892
Regeneron Pharmaceuticals, Inc.*	4,143	3,988
Stryker Corp.	8,313	2,975
UnitedHealth Group, Inc.	8,878	4,392
Vertex Pharmaceuticals, Inc.*	4,307	1,800

Total		26,900

Industrials (12.0%)
Carrier Global Corp.	27,194	1,581
CSX Corp.	104,552	3,876
Deere & Co.	10,841	4,453
Eaton Corp. PLC	13,748	4,299
Howmet Aerospace, Inc.	23,714	1,623
Northrop Grumman Corp.	7,689	3,680
Trane Technologies PLC	7,959	2,389

Total		21,901

Common Stocks (104.4%)	Shares/ Par +	Value $ (000’s)
Information Technology (32.3%)
Accenture PLC - Class A	7,803	2,705
Analog Devices, Inc.	9,494	1,878
Apple, Inc.	55,211	9,468
ASML Holding NV	1,269	1,232
Intuit, Inc.	3,859	2,508
Mastercard, Inc. - Class A	8,076	3,889
Microsoft Corp.	41,929	17,640
NVIDIA Corp.	12,660	11,439
NXP Semiconductors NV	16,509	4,090
Oracle Corp.	22,483	2,824
Seagate Technology Holdings PLC	15,250	1,419

Total		59,092

Materials (2.8%)
PPG Industries, Inc.	14,462	2,095
Vulcan Materials Co.	10,918	2,980

Total		5,075

Real Estate (1.9%)
Prologis, Inc.	26,815	3,492

Total		3,492

Utilities (2.7%)
NextEra Energy, Inc.	31,687	2,025
PG&E Corp.	174,045	2,917

Total		4,942

Total Common Stocks (Cost: $162,397)		190,946

Total Investments (104.4%) (Cost: $162,397)@		190,946

Other Assets, Less Liabilities (-4.4%)		(8,128)

Net Assets (100.0%)		182,818

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $162,397 and the net unrealized appreciation of investments based on that cost was $28,549 which is comprised of $30,913 aggregate gross unrealized appreciation and $2,364 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$190,946	$—	$—

Total Assets:	$190,946	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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